CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - PHP (₱) ₱ in Millions	Dec. 31, 2024	Dec. 31, 2023
Noncurrent Assets
Property and equipment (Notes 2, 9 and 21)	₱ 318,069	₱ 287,103
Right-of-use assets (Note 10)	39,111	32,717
Investments in associates and joint ventures (Note 11)	52,764	50,308
Financial assets at fair value through profit or loss (Note 27)	1,101	578
Debt instruments at amortized cost - net of current portion (Note 12)	370	395
Investment properties (Note 13)	3,000	1,315
Goodwill and intangible assets (Note 14)	64,464	64,335
Deferred income tax assets – net (Note 7)	14,643	18,172
Derivative financial assets - net of current portion (Note 27)	385	96
Prepayments and other nonfinancial assets - net of current portion (Notes 2, 18, 24 and 25)	61,929	80,365
Contract assets – net of current portion (Note 5)	485	531
Other financial assets - net of current portion (Note 27)	3,126	3,481
Total Noncurrent Assets	559,447	539,396
Current Assets
Cash and cash equivalents (Note 15 and 27)	10,011	16,177
Short-term investments (Note 27)	136	391
Trade and other receivables (Note 16)	31,612	26,086
Inventories and supplies (Note 17)	3,306	3,340
Current portion of contract assets (Note 5)	1,401	1,387
Derivative assets	30	0
Current portion of debt instruments at amortized cost (Note 12)	25	200
Current portion of prepayments and other nonfinancial assets (Notes 18 and 24)	9,975	13,215
Current portion of other financial assets (Notes 19 and 27)	831	320
Total current assets other than assets classified as held-for-sale	57,327	61,116
Assets classified as held-for-sale (Notes 9 and 10)	6,501	9,007
Total Current Assets	63,828	70,123
TOTAL ASSETS	623,275	609,519
Equity
Treasury stock (Note 19)	(6,505)	(6,505)
Capital in excess of par value (Note 19)	130,312	130,312
Retained earnings (Note 19)	33,901	22,020
Other comprehensive loss (Note 6)	(43,892)	(42,212)
Total Equity Attributable to Equity Holders of PLDT	115,419	105,218
Noncontrolling interests (Note 19)	1,316	5,168
TOTAL EQUITY	116,735	110,386
Noncurrent Liabilities
Interest-bearing financial liabilities - net of current portion (Note 20)	258,246	243,152
Lease liabilities - net of current portion	46,703	41,625
Deferred income tax liabilities – net (Note 7)	60	165
Derivative financial liabilities - net of current portion (Note 27)	0	12
Customers' deposits (Note 27)	2,046	2,238
Pension and other employee benefits (Note 25)	3,548	5,661
Deferred credits and other noncurrent liabilities (Notes 5 and 21)	7,475	9,607
Total Noncurrent Liabilities	318,078	302,460
Current Liabilities
Accounts payable	66,722	81,014
Accrued expenses and other current liabilities (Notes 23 and 26)	85,488	88,750
Current portion of interest-bearing financial liabilities (Note 20)	23,340	11,646
Current portion of lease liabilities	7,335	5,921
Dividends payable (Note 19)	2,005	1,912
Current portion of derivative financial liabilities (Note 27)	97	1,021
Income tax payable	1,860	4,630
Total current liabilities other than liabilities classified as held-for-sale	186,847	194,894
Liabilities associated with assets classified as held-for-sale	1,615	1,779
Total Current Liabilities	188,462	196,673
TOTAL LIABILITIES	506,540	499,133
TOTAL EQUITY AND LIABILITIES	623,275	609,519
Non-voting Serial Preferred Stock [Member]
Equity
Initial capitalization amount	360	360
Voting Preferred Stock [Member]
Equity
Initial capitalization amount	150	150
Common Stock [Member]
Equity
Initial capitalization amount	₱ 1,093	₱ 1,093